Assets held for sale - CWI Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage		75.00%
Assets		$ 471,313	$ 346,263
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage		25.00%
Assets		$ 146,778	122,921
Cummins Westport, Inc. | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of interest	$ 22,200
Proceeds from sale of intellectual property	20,000
Proceeds received net of holdback	31,445
Purchase agreement holdback	$ 10,800
Other Noncurrent Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Assets		22,039	10,866
Other Current Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Assets		58	74
Sales To Related Party | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Expense recovery		$ 791	$ 1,611